Commitments and contingencies - Future minimum payments under non-cancelable operating leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Commitments and contingencies
Expenses under operating leases	$ 38,298	¥ 248,087	¥ 163,067	¥ 51,262
Future minimum payments under non-cancelable operating leases
2016	34,727				¥ 224,957
2017	9,080				58,821
2018 and thereafter	972				6,294
Total	$ 44,779				¥ 290,072